Retirement Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Matching contribution to 401(k) plan	$ 204	$ 190
Pension plan eligibility age of employees	20 years 6 months
Pension plan eligibility service period of employees	6 months
Pension plan eligibility service hours of employees	1000 hours
Accumulated benefit obligation for defined benefit pension plan	14,537	17,379
Net periodic benefit cost over the next fiscal year	352
Long-term rate of return on plan assets	7.00%	7.00%
Expected future employer contribution	1,275
Employer contribution	4,900	1,510
Fund status	(2,990)	(8,163)
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum retirement year for participants	10 years
Liability recorded for supplemental retirement plan	1,111	700
Expenses recorded for supplemental retirement plan	$ 412	$ 369